DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Derivatives, Fair Value [Line Items]
Asset derivatives	$ (3.8)	$ (1.2)	$ (2.3)
Liability derivatives	(11.7)	(13.2)	(11.9)
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives	(3.7)	0.0	0.0
Liability derivatives	(9.6)	(13.0)	(11.1)
Designated as Hedging Instrument | Interest Rate Contract Gains | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	0.0	0.0
Designated as Hedging Instrument | Interest Rate Contract Gains | Current Installments of Long-term Debt
Derivatives, Fair Value [Line Items]
Liability derivatives	0.0	(1.2)	(2.5)
Designated as Hedging Instrument | Interest Rate Contract Gains | Other Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	(3.7)	0.0	0.0
Designated as Hedging Instrument | Interest Rate Contract Gains | Long-term Debt
Derivatives, Fair Value [Line Items]
Liability derivatives	(0.3)	(0.4)	(0.6)
Designated as Hedging Instrument | Interest Rate Contract Gains | Other Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(6.2)	0.0	0.0
Designated as Hedging Instrument | Commodity Contracts Losses | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	0.0	0.0
Designated as Hedging Instrument | Commodity Contracts Losses | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(4.9)	(11.5)	(8.1)
Designated as Hedging Instrument | Commodity Contracts Gains | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	0.0	0.0
Designated as Hedging Instrument | Commodity Contracts Gains | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(1.8)	(0.1)	(0.1)
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives	(0.1)	(1.2)	(2.3)
Liability derivatives	(2.1)	(0.2)	(0.8)
Not Designated as Hedging Instrument | Interest Rate Contract Gains | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	(1.2)	(3.1)
Not Designated as Hedging Instrument | Interest Rate Contract Gains | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	0.0	0.0	0.0
Not Designated as Hedging Instrument | Interest Rate Contract Loss | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	(0.1)	(0.8)
Not Designated as Hedging Instrument | Interest Rate Contract Loss | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	0.0	0.0	0.0
Not Designated as Hedging Instrument | Commodity Contracts Losses | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	0.0	0.0
Not Designated as Hedging Instrument | Commodity Contracts Losses | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	0.0	(0.2)	(0.8)
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	(0.1)	(0.1)
Not Designated as Hedging Instrument | Foreign Exchange Contract | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(0.7)	0.0	0.0
Not Designated as Hedging Instrument | Foreign Exchange Contract Loss | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	0.0
Not Designated as Hedging Instrument | Foreign Exchange Contract Loss | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	$ (2.8)	$ 0.0	$ 0.0